Post-retirement benefit obligations - Reconciliation PBO, RF Contributions (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of net defined benefit liability (asset)
Beginning balance	R 7,247
Ending balance	6,120	R 7,247
Reimbursement rights recognised in long-term receivables	83	112
Gain (loss) recognised in other comprehensive income	(22)	(23)
Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	91,930	83,883
Movements recognised in the income statement:	10,608	10,836
current service cost	1,841	1,606
interest cost	8,767	9,230
Actuarial losses/(gains) recognised in other comprehensive income:	1,329	1,819
arising from changes in financial assumptions	836	4,448
arising from change in actuarial experience	493	(2,629)
Member contributions	640	658
Benefits paid	(5,764)	(5,666)
Translation of foreign operations	(1,154)	400
Ending balance	97,589	91,930
Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	8,330
Ending balance	7,433	8,330
Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	83,600
Ending balance	90,156	83,600
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	(113)
Ending balance	(124)	(113)
South Africa | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	79,943	72,186
Movements recognised in the income statement:	9,713	9,961
current service cost	1,411	1,196
interest cost	8,302	8,765
Actuarial losses/(gains) recognised in other comprehensive income:	1,620	2,082
arising from changes in financial assumptions	1,046	4,652
arising from change in actuarial experience	574	(2,570)
Member contributions	640	658
Benefits paid	(5,048)	(4,944)
Ending balance	86,868	79,943
South Africa | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	79,943
Ending balance	86,868	79,943
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	7,360
Ending balance	6,244	7,360
Foreign Countries | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	11,987	11,697
Movements recognised in the income statement:	895	875
current service cost	430	410
interest cost	465	465
Actuarial losses/(gains) recognised in other comprehensive income:	(291)	(263)
arising from changes in financial assumptions	(210)	(204)
arising from change in actuarial experience	(81)	(59)
Benefits paid	(716)	(722)
Translation of foreign operations	(1,154)	400
Ending balance	10,721	11,987
Foreign Countries | Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	8,330
Ending balance	7,433	8,330
Foreign Countries | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	3,657
Ending balance	R 3,288	R 3,657